Note 22 - Provisions - Changes in the Provision Balance (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Carrying amount	$ 149	$ 144
Currency adjustment	(8)	5
Carrying amount	$ 141	$ 149